Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions				12 Months Ended
	Jul. 27, 2018	Jul. 31, 2017	Feb. 20, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 24, 2017
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				€ 9,033.0
Profit/(loss) for the year				522.0	€ 619.0	€ 246.0
Change in translation differences				(258.0)	(799.0)	(328.0)
Other movements				28.0	1.0	2.0
Ending balance				€ 8,332.0	9,033.0
Proceeds from sales of interests in associates					€ 378.8	€ 1,275.0
Proportion of total shares classified as treasury shares (as a percent)				1.49385%	1.26145%	1.26514%
Telefónica Brazil
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				€ 4,604.0	€ 5,018.0	€ 5,756.0
Sales of non-controlling interests and inclusion of companies				(3.0)	0.0	25.0
Acquisitions of non-controlling interests and exclusion of companies				0.0	0.0	0.0
Dividends paid				(374.0)	(406.0)	(320.0)
Profit/(loss) for the year				307.0	556.0	336.0
Change in translation differences				(85.0)	(550.0)	(772.0)
Other movements				(7.0)	(14.0)	(7.0)
Ending balance				4,442.0	4,604.0	5,018.0
Telefónica Deutschland Holding, A.G.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				2,873.0	3,114.0	4,150.0
Sales of non-controlling interests and inclusion of companies				0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies				0.0	0.0	(671.0)
Dividends paid				(247.0)	(238.0)	(229.0)
Profit/(loss) for the year				(75.0)	(88.0)	(140.0)
Change in translation differences				0.0	0.0	0.0
Other movements				(7.0)	85.0	4.0
Ending balance				2,544.0	2,873.0	3,114.0
Colombia Telecomunicaciones, S.A., ESP
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				523.0	523.0	(88.0)
Sales of non-controlling interests and inclusion of companies				(1.0)	0.0	605.0
Acquisitions of non-controlling interests and exclusion of companies				0.0	0.0	0.0
Dividends paid				0.0	0.0	0.0
Profit/(loss) for the year				11.0	41.0	26.0
Change in translation differences				4.0	(19.0)	(4.0)
Other movements				(11.0)	(22.0)	(16.0)
Ending balance				526.0	523.0	523.0
Telefónica Centroamericana Inversiones, S.L.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				316.0	307.0	354.0
Sales of non-controlling interests and inclusion of companies				0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies				(414.0)	0.0	0.0
Dividends paid				0.0	(28.0)	(22.0)
Profit/(loss) for the year				196.0	30.0	18.0
Change in translation differences				7.0	7.0	(43.0)
Other movements				1.0	0.0	0.0
Ending balance				106.0	316.0	307.0
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				677.0	694.0	0.0
Sales of non-controlling interests and inclusion of companies				0.0	139.0	690.0
Acquisitions of non-controlling interests and exclusion of companies				0.0	0.0	0.0
Dividends paid				(87.0)	(231.0)	0.0
Profit/(loss) for the year				86.0	80.0	7.0
Change in translation differences				7.0	5.0	(3.0)
Other movements				(2.0)	(10.0)	0.0
Ending balance				681.0	677.0	694.0
Purchase of investment interest			€ 1,275.0
Proportion of share capital acquired (as a percent)			40.00%				40.00%
Other
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				40.0	42.0	56.0
Sales of non-controlling interests and inclusion of companies				0.0	0.0	0.0
Acquisitions of non-controlling interests and exclusion of companies				0.0	1.0	0.0
Dividends paid				(2.0)	(3.0)	(12.0)
Profit/(loss) for the year				(3.0)	0.0	(1.0)
Change in translation differences				0.0	(1.0)	(2.0)
Other movements				(2.0)	1.0	1.0
Ending balance				33.0	€ 40.0	€ 42.0
Telefónica Moviles Guatemala
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest				€ 114.0
Proportion of share capital sold (as a percent)				60.00%
Telefonía Celular de Nicaragua, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest				€ 112.0
Proportion of share capital sold (as a percent)				60.00%
Telefónica Móviles Panamá, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Purchase of investment interest				€ 188.0
Proportion of share capital sold (as a percent)				60.00%
Telefónica Germany
Equity Attributable to Non-Controlling Interests [Roll Forward]
Acquisitions (shares)						178,500,000
Proportion of share capital acquired (as a percent)						6.00%
Pontel Participaciones, SL
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of share capital sold (as a percent)					16.65%
Telefonica, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Beginning balance				€ 9,033.0	€ 9,698.0	€ 10,228.0
Sales of non-controlling interests and inclusion of companies				(4.0)	139.0	1,320.0
Acquisitions of non-controlling interests and exclusion of companies				(414.0)	1.0	(671.0)
Dividends paid				(710.0)	(906.0)	(583.0)
Profit/(loss) for the year				522.0	619.0	246.0
Change in translation differences				(67.0)	(558.0)	(824.0)
Other movements				(28.0)	40.0	(18.0)
Ending balance				€ 8,332.0	€ 9,033.0	€ 9,698.0
Telefonica, S.A. | Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of indirect participation (as a percent)	9.99%			9.99%
Telxius Telecom, S.A.
Equity Attributable to Non-Controlling Interests [Roll Forward]
Proportion of share capital sold (as a percent)						40.00%
Proportion of indirect participation (as a percent)					9.99%
Treasury shares
Equity Attributable to Non-Controlling Interests [Roll Forward]
Other movements						€ 3.0
Increase (decrease) in number of shares outstanding (shares)		3,187,055				(72,022,480)
Acquisitions (shares)				14,033,446	0	0
Treasury shares | Telefónica Germany
Equity Attributable to Non-Controlling Interests [Roll Forward]
Increase (decrease) in number of shares outstanding (shares)						72,000,000
Proportion of total shares classified as treasury shares (as a percent)						1.43%